Goodwill and Other Intangible Assets - Schedule of Finite Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Core deposit intangible	$ 739	$ 766
Accumulated amortization	(109)	(27)
Total	$ 630	$ 739